Introduction and overview of Group's risk management - Impairment loss of trade receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	$ (872.7)
Closing balance	(1,189.4)	$ (872.7)
Trade receivables | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	16.3	21.2
(Decrease)increase in impairment provision	8.1		$ 7.2
Written-off during the year	(8.9)	(0.1)	(2.6)
Exchange differences	2.3	(4.8)	(8.8)
Closing balance	$ 17.8	$ 16.3	$ 21.2